Note 21 - Capital Management (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Aug. 05, 2022 shares	Sep. 29, 2021 CAD ($) $ / shares	Sep. 29, 2021 USD ($) shares	Sep. 21, 2021 USD ($) shares	Apr. 30, 2021 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Sep. 29, 2021 $ / shares	Sep. 21, 2021 $ / shares	Sep. 21, 2021 $ / shares	Apr. 30, 2021 USD ($)
Statement Line Items [Line Items]
Maximum percentage of credit risk-weighted assets for allowance						1.25%
Shares redeemed during period (in shares) | shares					1,681,320
Shares redeemed, price per share (in CAD per share) | (per share)					$ 10.00				$ 12.68	$ 10.00
Payments for redemption of preference shares					$ 16,800
Payments for share issue costs		$ 5,400			1,100
Number of shares issued for offering (in shares) | shares	1,700,000		825,000	5,500,000
Proceeds from issue of ordinary shares		$ 73,200	$ 8.3	$ 55.0		$ 0	$ 73,226
Overallotment shares, percent of shares issued in offering		15.00%						15.00%
Shares issued, price per share (in dollars per share) | (per share)		$ 12.74						$ 10.00	$ 12.68	$ 10.00
Issue of equity		$ 75,100
Required minimum capital ratio, common equity tier 1						7.00%
Required minimum capital ratio, tier 1 capital						8.50%
Required minimum capital ratio, total capital						10.50%
Capital conservation buffer						2.50%
Minimum leverage ratio						3.00%
Subordinated notes payable [member]
Statement Line Items [Line Items]
Total borrowings					$ 92,100	$ 104,951	$ 95,272				$ 75.0
Borrowings, interest rate					5.00%						5.00%
Subordinated notes payable [member] | Three month Bankers' Acceptance Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis					3.61%						3.61%